Post balance sheet events (Details) - Pricing of subordinated liabilities - Fixed to fixed rate reset subordinated Tier 2 notes due 2035	Feb. 18, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 1,000,000,000
Borrowings, interest rate	3.723%